Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense [Abstract]
United Kingdom	$ 0.0	$ 0.0	$ 0.0
Foreign	72.6	43.5	42.4
Total current tax expense	72.6	43.5	42.4
Deferred tax (benefit) expense [Abstract]
United Kingdom	0.0	0.0	0.0
Foreign	28.0	(8.7)	(9.2)
Total income tax expense	$ 100.6	$ 34.8	$ 33.2
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (in hundredths)	20.30%	21.30%	23.30%
Non-U.K. taxes (in hundredths)	(3.20%)	(11.30%)	(15.80%)
Effective income tax rate (in hundredths)	17.10%	10.00%	7.50%